INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure
INCOME TAXES

The components of the income tax provision (benefit) for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Current income tax provision:
Federal	$2,865	$800	$971
State	5	5	4
Total current income tax provision	2,870	805	975

Deferred income tax provision (benefit):
Federal	(766)	1,183	(1,073)
Total deferred income tax provision (benefit)	(766)	1,183	(1,073)
Total income tax provision (benefit)	$2,104	$1,988	$(98)

A reconciliation of the anticipated income tax provision (benefit), based on the statutory tax rate of 34.0%, to the income tax provision (benefit) as reported in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2015	2014	2013
	(Dollars in Thousands)
Income tax provision (benefit) at statutory tax rate	$2,194	$2,176	$(324)
Increase (decrease) resulting from:
Bank-owned life insurance	(210)	(197)	(136)
Tax-exempt income	(52)	(84)	(56)
Compensation and employee benefit plans	183	134	162
Nondeductible expenses	9	7	317
Expired capital loss carryforward	278	—	—
Tax credit	(56)	(56)	(56)
Change in valuation allowance	(300)	(49)	—
State taxes, net of federal tax benefit	3	3	2
Other	55	54	(7)
Total income tax provision (benefit)	$2,104	$1,988	$(98)

Effective tax rate	32.6%	31.1%	10.3%

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2015	2014
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$3,571	$2,885
Unrealized losses on available for sale securities	466	469
Depreciation of premises and equipment	2,795	2,593
Impairment - long lived asset	3	—
Deferred compensation	5,423	5,081
Employee benefit plans	414	493
Capital loss carry-forward	8	326
Interest receivable on nonaccrual loans	93	112
Deferred other real estate owned write-downs	15	15
Net unrealized loss on derivative instruments	17	92
Acquisition fair value adjustments	515	646
Other	136	348
Total deferred tax assets	13,456	13,060
Less valuation allowance	—	(300)
Total deferred tax assets, net of valuation allowance	13,456	12,760

Deferred tax liabilities:
Unrealized gains on available for sale securities	368	571
Goodwill and other intangibles	2,753	2,873
Deferred loan costs	1,050	888
Mortgage servicing asset	324	380
Total deferred tax liabilities	4,495	4,712
Deferred tax asset, net	$8,961	$8,048

The decrease in the valuation allowance from December 31, 2014 to December 31, 2015 is attributed to the expiration of capital loss carry-forwards.

Retained earnings at December 31, 2015 and 2014 includes a contingency reserve for loan losses of $4.7 million, which represents the tax reserve balance existing at December 31, 1987, and is maintained in accordance with provisions of the Internal Revenue Code applicable to savings banks.  Amounts transferred to the reserve have been claimed as deductions from taxable income, and, if the reserve is used for purposes other than to absorb losses on loans, a federal income tax liability could be incurred.  It is not anticipated that the Company will incur a federal income tax liability relating to this reserve balance, and accordingly, deferred income taxes of approximately $1.6 million at December 31, 2015 and 2014 have not been recognized.

Financial service companies doing business in Connecticut are permitted to establish a “passive investment company” (“PIC”) to hold and manage loans secured by real property.  PICs are exempt from Connecticut corporation business tax, and dividends received by the financial services companies from PICs are not taxable.  In January 1999, the Bank established a PIC, as a wholly-owned subsidiary, and in June 2000, transferred a portion of its residential and commercial mortgage loan portfolios from the Bank to the PIC.  A substantial portion of the Company’s interest income is now derived from the PIC, an entity whose net income is exempt from State of Connecticut taxes, and accordingly, state income taxes are minimal.  The Bank’s ability to continue to realize the tax benefits of the PIC is subject to the PIC continuing to comply with all statutory requirements related to the operations of the PIC.

With limited exception, the Company is no longer subject to United States federal, state and local income tax examinations by the tax authorities for the years prior to 2012.